Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Treasury Stock - Additional Paid-in Capital	Additional Paid-in Capital	Retained Earnings	Non-Controlling Interest
BALANCE, value at Dec. 31, 2011	$ 479,542	$ 482	$ (20)	$ (29,288)	$ 341,154	$ 165,734	$ 1,480
BALANCE, shares at Dec. 31, 2011		48,196,870	(1,967,639)
Net income	22,449					20,077	2,372
Dividends declared and paid ($0.04 per share in 2012, $0.04 per share in 2013 and $0.05 per share in 2014) (Note 23)	(1,860)					(1,860)
Share-based compensation, value (Note 22)	4,406	4			4,402
Share-based compensation, shares (Note 22)		356,168
Repurchases of common stock, value (Note 23)	(19)			(19)
Repurchases of common stock, shares (Note 23)			(4,000)
BALANCE, value at Dec. 31, 2012	504,518	486	(20)	(29,307)	345,556	183,951	3,852
BALANCE, shares at Dec. 31, 2012		48,553,038	(1,971,639)
Net income	27,030					27,063	(33)
Dividends declared and paid ($0.04 per share in 2012, $0.04 per share in 2013 and $0.05 per share in 2014) (Note 23)	(1,884)					(1,884)
Equity component of convertible notes (Note 15)	13,113				13,113
Share-based compensation, value (Note 22)	4,497	6			4,491
Share-based compensation, shares (Note 22)		690,621
Sale of subsidiary (Note 27) / Purchase of non- controlling interest in subsidiary	(3,528)						(3,528)
BALANCE, value at Dec. 31, 2013	543,746	492	(20)	(29,307)	363,160	209,130	291
BALANCE, shares at Dec. 31, 2013		49,243,659	(1,971,639)
Net income	17,639					17,590	49
Dividends declared and paid ($0.04 per share in 2012, $0.04 per share in 2013 and $0.05 per share in 2014) (Note 23)	(2,403)					(2,403)
Share-based compensation, value (Note 22)	8,774	10			8,764
Share-based compensation, shares (Note 22)		999,333
Sale of subsidiary (Note 27) / Purchase of non- controlling interest in subsidiary	(340)						(340)
BALANCE, value at Dec. 31, 2014	$ 567,416	$ 502	$ (20)	$ (29,307)	$ 371,924	$ 224,317	$ 0
BALANCE, shares at Dec. 31, 2014		50,242,992	(1,971,639)